                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ];        Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA  02109

13F File Number: 28- 6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Assistant Compliance Officer
Phone: (617) 951-9493


Signature, Place, and Date of Signing:



/s/Jarlyth H. Gibson                    Boston, MA        April 9, 2008
--------------------                    [City, State]     [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            8
Form 13F Information Table Value Total:     $613,591
                                          (thousands)

                           FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- ----------- ---------------------------- ---------- -------- ----------------------
                                                                                                               VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/  PUT INVESTMENT   OTHER  ----------------------
         NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------- -------------- ----------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACHILLION PHARMACEUTICALS, INC.        COMMON  00448Q-20-1    4,946  1,116,432                SOLE           1,116,432
ANESIVA INC.                           COMMON  03460L-10-0    3,537  1,112,286                SOLE           1,112,286
ARIBA, INC.                            COMMON  04033V-20-3    3,884    402,077                SOLE             402,077
ASPEN TECHNOLGY, INC.                  COMMON  045327-10-3  376,282 29,512,336                SOLE          29,512,336
KIRKLAND'S INC.                        COMMON  497498-10-5    8,009  6,306,407                SOLE           6,306,407
LULULEMON ATHLETICA, INC.              COMMON  550021-10-9  215,072  7,564,956                SOLE           7,564,956
MTI TECHNOLOGY, CORP.                  COMMON  553903-10-5       26 17,192,037                SOLE          17,192,037
TORREYPINES THERAPEUTICS, INC.         COMMON  89235K-10-5    1,835  1,320,317                SOLE           1,320,317
                                                                       613,591